Commitments	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Commitments	Commitments
The Company has various lease commitments included in lease liabilities (note 12). In addition, the Company has commitments for variable lease payments, short-term leases, and leases of low-value assets. The Company also has various purchase obligations such as cloud services, software support, and equipment. These commitments as at December 31, 2020, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments	299.2	50.1	78.6	170.5
Short-term and low value lease payments	3.3	2.2	0.9	0.2
Leases not commenced but committed	24.7	0.6	4.3	19.8
Purchase obligations	85.2	51.6	33.0	0.6
	412.4	104.5	116.8	191.1

Future minimum payments receivable under non-cancelable sublease agreements as at December 31, 2020, are $7.9 (2019 - $14.5), of which $2.1 (2019 - $3.6) relates to sublease receivables included in other assets (note 15).